27 Right-of-use asset and lease liability (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	R$ 96,604	R$ 118,022
Right to use assets	92,831
Depreciation expense	R$ 34,205
Lease liabilities, percent	9.88%
Right to use assets, percent	7.79%
Financial expense, percent	6.88%
Depreciation expense, percent	3.49%
Balance in Accordance with IFRS 16 [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	R$ 96,604
Right to use assets	92,831
Financial expense	9,675
Depreciation expense	34,205
Inflation projected balance [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	106,148
Right to use assets	100,061
Financial expense	10,341
Depreciation expense	R$ 35,398